Provision for Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Aug. 31, 2016	Feb. 28, 2017	Aug. 31, 2015
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 1,021,745	$ 1,196,161
Net operating losses expiration	expire in 2031
Valuation allowance for deferred tax assets	$ 357,611		$ 353,033